Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1/A
Registrant Name	Figure Technology Solutions, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002064124
Amendment Flag	false